EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
EARNINGS PER SHARE

23. EARNINGS PER SHARE

Earnings per share for the Company was calculated based on the following:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Net income for the period	2,005	20,977	30,475	30,428
Weighted average number of shares outstanding	92,666,724	88,967,382	92,423,038	88,965,643
Earnings per share – basic	0.02	0.24	0.33	0.34

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Net income for the period	2,005	20,977	30,475	30,428
Weighted average number of shares outstanding	92,666,724	88,967,382	92,423,038	88,965,643
Incremental shares from options, RSUs, DSUs and PSUs	1,386,536	4,484,166	1,386,536	4,484,166
Earnings per share – diluted	0.02	0.22	0.32	0.33

Earnings per share is based on the weighted average number of common shares of the Company outstanding during the period. The diluted earnings per share reflects the potential dilution of common share equivalents, such as outstanding share options, RSUs, DSUs and PSUs in the weighted average number of common shares outstanding during the period, if dilutive.

The following securities could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted earnings per share because they were anti-dilutive:

	2026	2025

Stock options	45,000	-
	45,000	-